Property and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Depreciation expense	$ 24.3	$ 26.2	$ 27.8